Cash and Restricted Cash	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Cash and Restricted Cash
13.	CASH AND RESTRICTED CASH
At December 31, 2025, the Company had $77.5 million of cash (December 31, 2024 – $266.9 million) and restricted cash of $0.1 million (December 31, 2024 – $0.1 million). Restricted cash was held to provide collateral for letters of credit and other obligations of the Company at both December 31, 2025 and December 31, 2024.